CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL AND RESERVES
Summary of changes in share options

	2019		2018
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	options	(in CAD)	options	(in CAD)
Outstanding, January 1,	4,562,919	$9.47	6,454,327	$9.32
Granted	140,000	14.07	615,592	10.60
Exercised	(1,209,709)	8.39	(1,576,500)	6.95
Expired	(19,800)	12.97	(882,750)	13.52
Forfeited	(5,100)	12.97	(47,750)	12.72
Outstanding, December 31,	3,468,310	$10.01	4,562,919	$9.47

Summary of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
				Weighted
	Number of	Weighted	Number of	average
	options	average years	options	exercise price
Exercise prices (in CAD)	outstanding	to expiry	exercisable	(in CAD)
$6.00 - $7.99	1,016,250	0.77	1,016,250	7.03
$8.00 - $9.99	1,198,719	1.94	934,330	9.42
$10.00 - $11.99	78,000	2.05	51,600	10.75
$12.00 - $13.99	1,070,341	3.04	577,919	12.97
$14.00 - $15.99	105,000	3.88	25,000	15.17
	3,468,310	2.00	2,605,099	$9.35

Summary of weighted average assumptions employed to estimate the fair value of options granted using the Black-Scholes option pricing model

	For the year ended
	December 31,	December 31,
	2019	2018
Risk-free interest rate	1.43%	2.23%
Expected volatility	55.21%	58.46%
Expected life	5 years	5 years
Expected dividend yield	Nil	Nil

Summary of basic and diluted earnings per share

	For the year ended
	December 31,	December 31,
	2019	2018

Net earnings for the year	$40,917	$36,620

Basic weighted average number of common shares outstanding	184,731,109	182,905,004
Effective impact of dilutive securities:
Share options	972,815	955,963
RSU's	27,402	20,950

Diluted weighted average number of common shares outstanding	185,731,326	183,881,917

Earnings per share
Basic	$0.22	$0.20
Diluted	$0.22	$0.20

RSU's
CAPITAL AND RESERVES
Summary of changes

	2019		2018
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	RSU's	value (in CAD)	RSU's	value (in CAD)
Outstanding, January 1,	741,886	$11.31	729,064	$14.41
Granted	—	—	481,230	9.78
Settled	(297,062)	13.54	(385,063)	9.67
Forfeited	(40,301)	12.87	(83,345)	11.16
Outstanding, December 31,	404,523	$14.44	741,886	$11.31

PSU's
CAPITAL AND RESERVES
Summary of changes

	2019		2018
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	PSU's	value (in CAD)	PSU's	value (in CAD)
Outstanding, January 1,	166,085	$11.31	74,140	$14.41
Granted	—	—	91,945	9.78
Outstanding, December 31,	166,085	$14.44	166,085	$11.31

DSU's
CAPITAL AND RESERVES
Summary of changes

	2019		2018
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	DSU’s	value (in CAD)	DSU’s	value (in CAD)
Outstanding, January 1,	117,587	$11.57	—	$—
Granted	39,238	12.36	117,587	9.78
Outstanding, December 31,	156,825	$14.45	117,587	$11.57